SEGMENT REPORTING - Schedule of Segment Results (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total revenues	$ 4,217		$ 3,037		$ 5,873	$ 5,655
Policyholder benefits, net	(2,302)		(1,079)		(2,957)	(2,186)
Interest expense	(154)		(82)		(248)	(155)
Income tax recovery (expense), net	35		91		(5)	4
Net income (loss)	149	$ (602)	516	$ (282)	(453)	234
Operating Segments
Segment Reporting [Line Items]
Total revenues	4,167		2,651		6,598	5,346
Net income (loss)	464		358		882	763
Operating Segments | Annuities
Segment Reporting [Line Items]
Net premiums and other policy related revenues	1,368		493		1,628	1,045
Net investment income, including reinsurance funds withheld	2,101		1,345		3,588	2,666
Total revenues	3,469		1,838		5,216	3,711
Policyholder benefits, net	(1,867)		(442)		(2,136)	(973)
Interest sensitive contract benefits, excluding index credits	(635)		(500)		(1,235)	(984)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(207)		(225)		(393)	(447)
Other insurance and reinsurance expenses	(91)		(122)		(200)	(214)
Operating expenses, excluding transaction costs	(125)		(139)		(252)	(261)
Interest expense	0		0		0	0
Income tax recovery (expense), net	0		0		0	0
Net income (loss)	544		410		1,000	832
Operating Segments | P&C
Segment Reporting [Line Items]
Net premiums and other policy related revenues	538		633		1,061	1,281
Net investment income, including reinsurance funds withheld	103		109		206	213
Total revenues	641		742		1,267	1,494
Policyholder benefits, net	(345)		(474)		(681)	(910)
Interest sensitive contract benefits, excluding index credits	0		0		0	0
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(96)		(127)		(171)	(237)
Other insurance and reinsurance expenses	0		0		0	0
Operating expenses, excluding transaction costs	(89)		(76)		(180)	(164)
Interest expense	0		0		0	0
Income tax recovery (expense), net	0		0		0	0
Net income (loss)	111		65		235	183
Operating Segments | Corporate & Other
Segment Reporting [Line Items]
Net premiums and other policy related revenues	0		0		0	0
Net investment income, including reinsurance funds withheld	57		71		115	141
Total revenues	57		71		115	141
Policyholder benefits, net	0		0		0	0
Interest sensitive contract benefits, excluding index credits	0		0		0	0
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	0		0		0	0
Other insurance and reinsurance expenses	0		0		0	0
Operating expenses, excluding transaction costs	(34)		(19)		(66)	(48)
Interest expense	(141)		(82)		(233)	(162)
Income tax recovery (expense), net	73		87		169	183
Net income (loss)	(191)		(117)		(353)	(252)
Segment Reconciling Items
Segment Reporting [Line Items]
Other DOE	(24)		(40)		(44)	(72)
Depreciation and amortization expenses	(50)		(52)		(103)	(116)
Deferred income tax expense (recovery) relating to basis and other changes	38		(4)		174	179
Transaction costs	(109)		(14)		(155)	(55)
Mark-to-market gains (losses) on investments, including reinsurance funds withheld	(102)		237		(997)	27
Mark-to-market losses on insurance contracts and other net assets	(116)		(49)		(298)	(636)
Net income (loss)	$ 149		$ 516		$ (453)	$ 234